Performance Management - Diamond Hill Securitized Total Return Fund	Jun. 06, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is presented for the fund at this time, as the fund has not yet commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund's investment returns with a broad-based securities index and a supplemental index.
The fund's broad-based securities market index is the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index measures the performance of the investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency).
The Bloomberg US Securitized MBS, ABS, CMBS Index represents the index utilized by the Adviser for measuring performance. The Bloomberg US Securitized MBS, ABS, CMBS Index measures the performance of all USD-denominated, investment grade, securitized issues within the Bloomberg US Aggregate Bond Index. MBS must have a weighted average maturity of at least one year. CMBS and ABS must have a remaining average life of at least one year.
The indexes are unmanaged, includes net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.
Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance One Year or Less [Text]	No performance information is presented for the fund at this time, as the fund has not yet commenced operations.
Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595